Financial Risk Management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Parenthetical) (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Financial Risk Management [Abstract]
Variable rate borrowings	$ 50.0	$ 35.0